Summary of Significant Accounting Policies - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Net income (loss)	$ 14,373	$ (21,000)	$ 28,037	$ (9,138)	$ (12,765)	$ 9,511
Denominator for basic earnings per ordinary share - weighted average shares outstanding	27,234,664	25,147,286	27,071,931	24,975,165	25,447,564	24,347,620
Effect of dilutive warrants and earnout shares	3,510,199		3,685,379		3,502,078	3,890,059
Denominator for diluted earnings per ordinary share - weighted average shares outstanding	30,744,863	25,147,286	30,757,310	24,975,165	28,949,642	28,237,679	[1]
Basic earnings per ordinary share	$ 0.53	$ (0.84)	$ 1.04	$ (0.37)	$ (0.50)	$ 0.39
Diluted earnings per ordinary share	$ 0.47	$ (0.84)	$ 0.91	$ (0.37)	$ (0.50)	$ 0.34

[1]	Earnings per share - For the year ended December 31, 2014, the company presented a diluted weighted average number of common shares outstanding for the calculation of diluted earnings per share that did not include the dilutive effect of earnout shares contingently issuable upon achievement of certain specified EBITDA targets or market share price. This resulted in the inclusion of 500,000 additional dilutive shares included in the calculation of diluted earnings per share.